Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Schedule of revenue percentage by major charterer
	Year ended December 31,
	2010	2011	2012

Customer A	57%	36%	-
Customer B	43%	18%	49%
Customer C	-	-	18%
Customer D	-	33%	12%
Customer E	-	13%	-